NOTE 4 AVAILABLE FOR SALE SECURITIES (Details) (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
NOTE 4 AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Unrealized Gain (Loss) on Investments	$ 9,950	$ 12,500	$ 2,550
Available for Sale Agreement with Caribou [Member]
NOTE 4 AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Available-for-sale Securities, Restrictions, Additional Information		earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock
Proceeds from Sale of Available-for-sale Securities		7,500
Non-Cash Proceeds from Available for Sale Securities, Shares (in Shares)		500,000
Non-Cash Proceeds from Available for Sale Securities, Value of Shares		25,050
Investment Owned, at Fair Value	22,500	12,550	22,500
Unrealized Gain (Loss) on Investments	$ 9,950	$ (12,500)